PURCHASE COMMITMENTS - Commitments within one year and beyond one year (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
PURCHASE COMMITMENTS
Commitments	$ 1,209,381	$ 1,558,499
Committed within one year
PURCHASE COMMITMENTS
Commitments	505,654	789,616
Committed beyond one year
PURCHASE COMMITMENTS
Commitments	$ 703,727	$ 768,883